Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 20,350,819
Amortization	$ 30,925	626,800	$ 599,627	$ 516,342
Balance at the end of the year	$ 843,104	17,088,277	20,350,819
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		1,410,459
Balance at the end of the year		1,514,707	1,410,459
Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		8,149,734	8,005,697
Additions		525,372	647,309
Effects of foreign exchange		458,267	(503,272)
Balance at the end of the year		9,133,373	8,149,734	8,005,697
Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(6,739,275)	(6,369,418)
Additions			53,360
Amortization		(626,800)	(599,627)
Effects of foreign exchange		(252,591)	176,410
Balance at the end of the year		(7,618,666)	(6,739,275)	(6,369,418)
Licenses | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		501,802
Balance at the end of the year		$ 404,259	$ 501,802
Licenses | Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	1 year	1 year	1 year
Licenses | Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives	3 years	3 years	3 years
Licenses | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 6,562,014	$ 6,241,489
Additions		482,932	424,295
Effects of foreign exchange		138,607	(103,770)
Balance at the end of the year		7,183,553	6,562,014	6,241,489
Licenses | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(6,060,212)	(5,613,088)
Additions			53,360
Amortization		(603,091)	(580,267)
Effects of foreign exchange		(115,991)	79,783
Balance at the end of the year		(6,779,294)	(6,060,212)	(5,613,088)
Exploration expenses, evaluation of assets and concessions | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		908,657
Balance at the end of the year		$ 1,110,448	$ 908,657
Useful lives	36 years	36 years	36 years
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Total carrying amount
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		$ 1,587,720	$ 1,764,208
Additions		42,440	223,014
Effects of foreign exchange		319,660	(399,502)
Balance at the end of the year		1,949,820	1,587,720	1,764,208
Exploration expenses, evaluation of assets and concessions | Other intangible assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year		(679,063)	(756,330)
Additions			0
Amortization		(23,709)	(19,360)
Effects of foreign exchange		(136,600)	96,627
Balance at the end of the year		$ (839,372)	$ (679,063)	$ (756,330)